Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Intermediate Municipal Fund

All data as of 3.31.2000
Fund Facts

Thornburg Intermediate Municipal Fund

                                                  A Shares            C Shares
SEC Yield                                           4.52%               4.12%
Taxable Equivalent Yields                           7.48%               6.82%
NAV                                                $12.83              $12.84
Max. Offering Price                                $13.09              $12.84

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)


One Year                                           (3.01)%             (1.50)%
Five Year                                           4.45%               4.41%
Since  Inception                                    5.86%               4.46%

Inception  Date                                  (7.23.1991)          (9.1.1994)

Taxable equivalent  yields  assume a 39.6%  marginal  federal tax rate.
The  investment
return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Shareholder,

We are pleased to present the semiannual report for the Thornburg Intermediate Municipal Fund for the six month period ending March 31, 2000. The net asset value of the A shares decreased by 17 cents to $12.83 during the period. If you were with us for the entire period, you received dividends of 31 cents per share. If you reinvested your dividends, you received 31.3 cents per share. Investors who owned C shares received dividends of 28.1 cents and 28.4 cents per share, respectively.

As we write this letter to you, the bond market is attempting to predict the net effect on interest rates of two powerful forces. The strong U.S. economy continues to gather strength, and is now augmented by improving economies in most other large countries of the world. By itself, this economic strength should continue to put upward pressure on interest rates, as it has in the preceding 15 months.

On the other hand, deficit spending by governments around the world, a hallmark of the last 30 years, is receding. The U.S. Government, which will pay off $200 billion of treasury bonds this year, leads the way. But it is not alone. Municipal bond issuance is down about 30% from last year due to swelling tax receipts in most state and local government entities.

This decrease in the supply of bonds will put downward pressure on interest rates. We wish to remind you that while day to day interest rate movements do effect the daily market prices of the individual bonds in your Thornburg Intermediate Municipal Fund portfolio (and our reinvestment opportunities), these interest rate movements do not change the ultimate maturity values of your bonds.

A simple example may help. An investor who buys a 7 year bond with a 5% interest rate expects a total return of 35% from the bond...7 years of 5% interest. If interest rates increase by 1.25% (to 6.25%) during the first year the investor owns the bond, the market price of the bond will decline to 93.8% of the maturity value. This decline in the market price more than offsets the interest income received on the bond during the year, yielding a total return on the bond during the year of approximately -1.2%. This describes rather well how many bonds in your Thornburg Intermediate Municipal Fund performed in the preceding 12 months. We are not discouraged by increases in market interest rates, as we will explain in the next paragraph.

Either the original bondholder or the next buyer (if the original bondholder sells out) will eventually get a total return of 35% over the remaining 6 year life of the bond. In this example, the components of the 35% return will include
(i) 6 years of 5% interest (6 x 5% = 30%), and (ii) the recovery of the 6.2% market price decline by the bond's maturity date. In this example, if the total return for the first year of the bond's life is -1.2%, the average annual return over the remaining 6 years is 6.25%. The final 7 year outcome doesn't change...unless the original bondholder gets rattled by the -1.2% total return in the first year and sells while the market price is depressed.

In fact, we are encouraged by increases in market interest rates, because your Thornburg Intermediate Municipal Fund is a laddered bond portfolio. This portfolio consists of over 300 municipal obligations from 48 states and 3 U.S. territories. Approximately 85% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we would look forward to the chance to reinvest the proceeds at higher yields, should they become available! The following chart describes the percentages of your fund's portfolio maturing in each of the coming years.

Today, your fund's weighted average maturity is 8 years, and we always keep it below 10 years. Over the last six months, your average portfolio maturity has shortened slightly. If bond yields increase in the coming months, we will extend your maturities slightly in order to lock in the higher yields. We will also attempt to further upgrade the credit quality of your portfolio. Some credit stress is already apparent in the U. S. bond market, and more will follow if increases in short-term interest rates lead to an economic slowdown. After an economic slowdown starts, yields available on lower rated bonds usually increase significantly in relation to high grade bonds. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,

Brian McMahon     George Strickland
Managing Director Managing Director

*Morningstar proprietary rating reflects historical risk adjusted performances as of 3/31/00. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THIMX is ranked 4 stars for the 3 and 5 year periods. At 3/31/00, there were 1,682 bond funds with 3-year ratings and 1,394 with 5-year ratings in Morningstar's Municipal National Intermediate category. Past performance cannot guarantee future results.

Statement of assets and liabilities
ASSETS

Investments at value (cost $384,699,048) ...................   $385,618,207
Receivable for investments sold ............................      8,949,070
Receivable for fund shares sold ............................      1,731,167
Interest receivable ........................................      6,128,037
Prepaid expenses and other assets ..........................         34,827
         Total Assets ......................................    402,461,308

LIABILITIES

Payable for investments purchased ..........................   $  9,788,378
Funds advanced by custodian ................................      1,969,900
Payable for fund shares redeemed ...........................        814,609
Payable to investment advisor (Note 3) .....................        177,415
Accounts payable and accrued expenses ......................        375,837
Dividends payable ..........................................        516,743
         Total Liabilities .................................     13,642,882

NET ASSETS .................................................   $388,818,426

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($336,431,679 applicable to 26,231,821 shares of beneficial interest
outstanding - Note 4) ......................................   $      12.83

Maximum sales charge, 2.00 % of offering
price (2.04% of net asset value per share) .................           0.26

Maximum Offering Price Per Share ...........................   $      13.09

Class C Shares:
Net asset value and offering price per share * ($31,689,868
applicable to 2,467,600 shares of beneficial interest
outstanding - Note 4) ......................................   $      12.84

Class I Shares:
Net asset value, offering and redemption price per share
($20,696,879 applicable to 1,616,044 shares of beneficial
interest outstanding - Note 4) .............................   $      12.81

See notes to financial statements ..........................

 *Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of operations INVESTMENT INCOME:

Interest income (net of premium amortized
of $608,747)      $        11,651,537

EXPENSES:

Investment advisory fees (Note 3) ...........................    1,006,495
Administration fees (Note 3)
         Class A Shares .....................................      218,902
         Class C Shares .....................................       20,238
         Class I Shares .....................................        4,994
Distribution and service fees (Note 3)
         Class A Shares .....................................      429,048
         Class C Shares .....................................      161,551
Transfer agent fees .........................................      138,556
Custodian fees ..............................................      117,450
Registration and filing fees ................................       29,893
Professional fees ...........................................       26,605
Accounting fees .............................................       21,975
Director fees ...............................................        3,158
Other expenses ..............................................       10,623

                  Total Expenses ............................    2,189,488

Less:
         Expenses reimbursed by investment advisor (Note 3) .     (157,239)
         Distribution and service fees waived (Note 3) ......      (64,410)

                  Net Expenses ..............................    1,967,839

                  Net Investment Income .....................    9,683,698

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ................   (2,870,386)
Increase (decrease) in unrealized appreciation of investments   (2,848,197)

                  Net Realized and Unrealized Gain
                  (Loss) on Investments .....................   (5,718,583)

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations $ ...............    3,965,115

See notes to financial statements ...........................


Statements of changes in net assets
                                                          Six Months Ended           Year Ended
                                                            March 31, 2000      September 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:

Net investment income .......................................   $   9,683,698    $  19,344,954
Net realized gain (loss) on investments sold ................      (2,870,386)      (1,706,387)
Increase (decrease) in unrealized appreciation of investments      (2,848,197)     (22,393,490)

                  Net Increase (Decrease) in Net Assets

                  Resulting from Operations .................       3,965,115       (4,754,923)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................      (8,465,182)     (17,170,391)
         Class C Shares .....................................        (709,016)      (1,101,652)
         Class I Shares .....................................        (509,500)      (1,072,911)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................     (22,438,226)      17,006,019
         Class C Shares .....................................        (344,763)      13,257,999
         Class I Shares .....................................       2,163,557         (427,657)

                  Net Increase in Net Assets ................     (26,338,015)       5,736,484

NET ASSETS:
         Beginning of period ................................     415,156,441      409,419,957

         End of period ......................................   $ 388,818,426    $ 415,156,441

See notes to financial statements.

Notes to financial statements
Note 1 - Organization

Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2000 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2000, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2000, the Adviser voluntarily reimbursed certain operating expenses amounting to $157,239 The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 2000, the Distributor earned commissions aggregating $493 from the sale of Class A shares and collected contingent deferred sales charges aggregating $2,251 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the six months ended March 31, 2000, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest

At March 31, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $396,008,256. Transactions in shares of beneficial interest were as follows:

                                                 Six Months Ended March 31, 2000    Year Ended September 30, 1999

Class A Shares                                  Shares              Amount              Shares          Amount

Shares sold .............................      2,569,838            $ 32,925,969       5,704,529    $ 77,034,692
Shares issued to shareholders in
         reinvestment of dividends ......        420,346               5,375,678         819,140      11,025,834
Shares repurchased ......................     (4,752,580)            (60,739,873)     (5,288,828)    (71,054,507)

Net Increase (Decrease) .................     (1,762,396)           $(22,438,226)      1,234,841    $ 17,006,019

Class C Shares

Shares sold .............................        583,395            $  7,474,784       1,556,226    $ 20,958,010
Shares issued to shareholders
         in reinvestment of distributions         47,339                 605,883          68,928         926,111
Shares repurchased ......................       (658,097)             (8,425,430)       (644,090)     (8,626,122)

Net Increase (Decrease) .................        (27,363)              $(344,763)        981,064    $ 13,257,999

Class I Shares

Shares sold .............................        597,589            $  7,631,629         578,942    $  7,856,556
Shares issued to shareholders in
         reinvestment of dividends ......         22,424                 286,188          29,386         392,038
Shares repurchased ......................       (450,075)             (5,754,260)       (651,720)     (8,676,251)

Net Increase (Decrease) .................        169,938              $2,163,577         (43,392)      $(427,657)

Note 5 - Securities Transactions

For the six months ended March 31, 2000, the Fund had purchase and sale transactions (excluding short-term securities) of $37,125,599 and $83,861,632, respectively. At March 31, 2000, net unrealized appreciation of investments was $919,158 resulting from $8,773,819 gross unrealized appreciation and $7,854,661 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 2000 aggregated $7,850,593. For Federal income tax purposes the Fund had deferred capital losses occurring subsequent to October 31, 1998 of $1,700,000 and capital loss carryforwards of $3,673,000. The carryforwards expire in varying amounts through 2006.


Financial highlights
                                                      Six Months Ended
                                                          March 31,          Year Ended September 30,
                                                            2000       1999      1998       1997     1996       1995
Class A Shares:
Net asset value, beginning of period ....................  $ 13.00    $ 13.76   $ 13.46   $ 13.23   $ 13.18    $ 12.73
Income from investment operations:

                Net investment income ...................     0.31      0.62       0.63      0.66      0.68       0.68
                Net realized and unrealized
                gain (loss) on investments ..............    (0.17)    (0.76)      0.30      0.23      0.05       0.45


Total from investment operations ........................     0.14     (0.14)      0.93      0.89      0.73       1.13
Less dividends from:
                Net investment income ...................    (0.31)    (0.62)     (0.63)    (0.66)    (0.68)     (0.68)


Change in net asset value ...............................    (0.17)    (0.76)      0.30      0.23      0.05       0.45


Net asset value, end of period ..........................  $ 12.83   $ 13.00    $ 13.76   $ 13.46   $ 13.23    $ 13.18
Total return (a) ........................................     1.11%   (1.09)%      7.08%     6.90%     5.64%      9.16%

Ratios/Supplemental Data Ratios to average net assets:

                  Net investment income ...............       4.83%(b) 4.59%       4.65%     4.96%     5.12%      5.31%
                  Expenses, after expense reductions          0.96%(b) 0.99%       1.00%     1.00%     1.00%      1.00%
                  Expenses, before expense reductions         1.03%(b) 1.02%       1.04%     1.05%     1.09%      1.08%

Portfolio turnover rate .................................     9.12%   23.17%      16.29%    15.36%    12.64%     32.20%

Net assets at end of period (000) ...................   $   336,432 $ 363,908   $ 368,108  $309,293  $246,128 $ 227,881

(a) Sales loads are not reflected in computing total return which is not annualized for periods less than one year.
(b)  Annualized.

Note: From September 1, 1994 to September 28, 1995 the Fund issued class
      B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets


Financial highlights . . . continued
                                                    Six Months Ended
                                                        March 31,             Year Ended September 30,
                                                          2000        1999      1998      1997      1996     1995
Class C Shares:
Net asset value, beginning of period ..........        $   13.02   $ 13.77    $ 13.48   $ 13.24   $ 13.20   $12.73

Income from investment operations:

         Net investment income .......................      0.28      0.56       0.58      0.61      0.63     0.60
         Net realized and unrealized
         gain (loss) on investments                        (0.18)    (0.75)     0.29       0.24      0.04     0.47


Total from investment operations .....................      0.10     (0.19)      0.87      0.85      0.67     1.07
Less dividends from:
         Net investment income .......................     (0.28)    (0.56)     (0.58)    (0.61)    (0.63)   (0.60)


Change in net asset value ............................     (0.18)    (0.75)      0.29      0.24      0.04     0.47


Net asset value, end of period ....................... $   12.84   $ 13.02    $ 13.77   $ 13.48   $ 13.24   $13.20

Total return (a) .....................................      0.80%    (1.48)%    6.57%     6.55%      5.14%    8.60%

Ratios/Supplemental Data Ratios to average net assets:

             Net investment income                          4.38%(b)  4.19%     4.23%     4.55%      4.73%    4.62%
             Expenses, after expense reductions ......      1.40%(b)  1.40%     1.40%     1.40%      1.40%    1.66%
             Expenses, before expense reductions .....      1.85%(b)  1.85%     1.93%     1.99%      1.97%    2.35%

Portfolio turnover rate ..............................      9.12%    23.17%     16.29%    15.36%    12.64%   32.20%

Net assets at end of period (000) ....................   $ 31,690  $ 32,477   $ 20,852  $ 11,292   $ 7,586   $ 4,001

(a)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.


Class I Shares:
Net asset value, beginning of period .................   $ 12.98   $ 13.74    $ 13.44    $ 13.23    $ 13.00


Income from investment operations:

             Net investment income ...................      0.33      0.66      0.67        0.70       0.17
             Net realized and unrealized
             gain (loss) on investments ..............     (0.17)    (0.76)     0.30        0.21       0.23

Total from investment operations .....................      0.16     (0.10)     0.97        0.91       0.40
Less dividends from:
             Net investment income ...................     (0.33)    (0.66)    (0.67)      (0.70)     (0.17)


Change in net asset value ............................     (0.17)    (0.76)     0.30        0.21       0.23


Net asset value, end of period ......................    $  12.81  $ 12.98    $ 13.74    $ 13.44    $ 13.23

Total return (a) .....................................      1.24%    (0.79)%    7.41%       7.07%      3.11%

Ratios/Supplemental Data Ratios to average net assets:

             Net investment income                          5.10%(b)  4.89%     4.95%       5.16%      5.49%(b)
             Expenses, after expense reductions ......      0.69%(b)  0.69%     0.69%       0.69%      0.70%(b)
             Expenses, before expense reductions .....      0.82%(b)  0.79%     0.79%       1.24%      6.10%(b)

Portfolio turnover rate ..............................      9.12%    23.17%    16.29%      15.36%     12.64%

Net assets at end of period (000) .................       $ 20,697  $ 18,772  $ 20,461   $ 16,615     $ 689


(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.





Index comparisons
Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending March 31, 2000. On March 31, 2000, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.0 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.


Schedule of Investments
Thornburg Intermediate Municipal Fund
March 31, 2000
CUSIPS:  Class A - 885-215-202, Class C - 885-215-780, Class I - 885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C - THMCX, Class I - THMIX

Alabama                  (1.30%)
1,530,000                Alabama A & M University Housing & General Fee Revenue Series 1992,      Aaa/AAA         $1,612,406
                         6.20%due 11/1/2005 (Living and Learning Center Project; Insured: MBIA)
500,000                  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)               Aaa/AAA         532,500
250,000                  Alabama Municipal Electric Authority Power Supply System Series          Aaa/AAA         259,192
                         1991-A,6.50% due 9/1/2005 (Insured: MBIA)
215,000                  Birmingham South Medical Clinic, 6.30% due 11/1/2003                     NR/NR           218,780
1,600,000                Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013   Aaa/AAA         1,639,824
750,000                  Montgomery County Revenue, 7.00% due 4/1/2007 (Human Resources           NR/NR           783,765
                         Project)
Alaska                   (1.10%)
1,000,000                Alaska Industrial Development & Export Authority Series 1991-A, 7.30%    A2/A-           1,011,480
                         due4/1/2006
845,000                  Anchorage Electric Utility Revenue, 5.75% due 12/1/2005 (Insured:        Aaa/AAA         873,865
                         MBIA)
500,000                  Anchorage School Refunding, 6.00% due 10/1/2012                          Aaa/AAA         535,955
1,660,000                Seward Revenue, 7.375% due 10/1/2007 (Alaska Sealife Center Project)     NR/NR           1,669,844
Arizona                  (1.30%)
2,710,000                Arizona Municipal Finance Program, 8.70% due 8/1/2005  (ETM)             Aaa/AAA         3,187,773
500,000                  Maricopa County Unified School District 89 General Obligation, 0%        Aaa/AAA         472,140
                         due7/1/2001 (Insured: FGIC)
400,000                  Tucson General Obligation Series D, 9.75% due 7/1/2012                   NR/AA           558,836
500,000                  Tucson General Obligation Series D, 9.75% due 7/1/2013                   NR/AA           706,840
California               (12.70%)
500,000                  Abag Finance Authority For Nonprofit, 5.70% due 11/1/2013 (Oconnor       NR/A            503,855
                         WoodsObligation Group Project)
500,000                  Abag Finance Authority For Nonprofit, 5.70% due 8/15/2014 (Odd Fellows   NR/AA-          507,650
                         HomeProject)
500,000                  California Health Facilities Financing Authority, 5.625% due 5/15/2008   NR/BBB+         497,230
675,000                  California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                Aa/AA-          717,538
1,935,000                California Infrastructure & Economic, 5.65% due 12/1/2014 (American      NR/A            1,920,371
                         CenterFor Wine Food Arts Project)
1,700,000                California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011   Aaa/NR          1,802,170
1,000,000                California Statewide Community Development Authority Series 1996-A,      NR/NR           1,053,670
                         6.00%due 9/1/2005 (San Gabriel Medical Center Project; Insured:
                         CaliforniaHealth)
4,500,000                California Statewide Community Development Authority Certificate         Aaa/AAA         4,707,990
                         ofParticipation, 5.50% due 10/1/2007 (Unihealth America Project;
                         Insured:AMBAC)
3,340,000                California Statewide Community Development Authority Certificate         NR/NR           3,529,278
                         ofParticipation, 5.90% due 4/1/2009
1,000,000                Camino Hospital District Revenue Series A, 6.25% due 8/15/2017           Aaa/AAA         1,042,020
1,740,000                Escondido Joint Powers Financing Authority Lease Revenue, 0% due         Aaa/AAA         1,210,588
                         9/1/2007(Center for the Arts Project; Insured: AMBAC)
8,095,000                Glendale Hospital Revenue Refunding Revenue, 7.75% due 1/1/2009          NR/A+           9,178,839
                         (VerdugoHills Project; Insured: Industrial Indemnity)
2,140,000                Golden West Schools Financing Authority Capital Appreciation, 0%         Aaa/AAA         729,761
                         due8/1/2018
500,000                  Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 ,           Baa3/NR         546,530
                         pre-refunded8/1/05
500,000                  Los Angeles Water and Power, 9.00% due 9/1/2004                          Aa3/A+          577,010
100,000                  Orange County Local Transportation Authority Sales Tax Revenue, 5.50%    Aa3/AA+         101,453
                         due2/15/2001
1,190,000                Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)     Aaa/AAA         1,280,821
2,280,000                Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)     Aaa/AAA         2,482,487
160,000                  Orange County Refunding Recovery A, 5.20% due 6/1/2003 (ETM)             Aaa/AAA         163,749
2,850,000                Orange County Special Financing Authority Teeter Plan Revenue Series     Aaa/A-1         2,897,737
                         E,6.35% due 11/1/2014  put 11/1/01 (Insured: AMBAC)
190,000                  Orange County Unrefunded Balance Refunding Recovery A, 5.20% due         Aaa/AAA         194,849
                         6/1/2003(Insured: MBIA)
1,500,000                Sacramento Municipal Utility District Electric Revenue, 7.22%            Aaa/AAA         1,573,125
                         (variablerate) due 11/15/2006 (Insured: FSA)
500,000                  San Diego County Water Authority Revenue & Refunding Series 1993-A,      Aaa/AAA         540,625
                         7.234%(variable rate) due 4/25/2007 (Insured: FGIC)
1,925,000                San Diego Water Revenue Certificate of Participation, 6.25% due          Aa3/AA-         2,006,851
                         5/1/2004
405,000                  San Francisco Downtown Parking Corporation Series 1993, 5.70% due        A3/NR           405,000
                         4/1/2000
425,000                  San Francisco Downtown Parking Corporation Series 1993, 5.85% due        A3/NR           431,507
                         4/1/2001
145,000                  San Marcos Certificate of Participation Series C, 0% due 8/15/2005       NR/AAA          113,152
                         (ETM)
740,000                  San Marcos Certificate of Participation Series D, 0% due 9/2/2005        NR/AAA          576,209
                         (ETM)
3,935,000                Santa Clara County Financing Authority Multiple Facilities Series B,     Aaa/AAA         3,834,107
                         5.25%due 5/15/2016  (when issued)
1,000,000                Southern California Public Power Transmission Project Revenue, 0%        Aa/A            459,630
                         due7/1/2014
995,000                  Stanton Multi Family Housing Revenue Bond Series 1997, 5.62% due         NR/AAA          1,000,293
                         8/1/2029 put 8/1/09 (Continental Gardens Project; Collateralized:
                         FNMA)
700,000                  Sulphur Springs School District General Obligation Series B, 5.60%       NR/A            727,083
                         due3/1/2004
800,000                  Sulphur Springs School District General Obligation Series B, 5.70%       NR/A            838,656
                         due3/1/2005
450,000                  Sunline Transit Agency Certificate of Participation Series A, 5.625%     A/NR            464,085
                         due7/1/2004
215,000                  Sunline Transit Agency Certificate of Participation Series A, 5.75%      A/NR            223,151
                         due7/1/2005
Colorado                 (3.00%)
100,000                  Arvada Company Industrial Development Revenue, 5.25% due 12/1/2007       NR/NR           95,851
                         (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
450,000                  Arvada Company Industrial Development Revenue, 5.60% due 12/1/2012       NR/NR           421,776
                         (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
2,000,000                Central Platte Valley Metropolitan District Company, 5.15% due           NR/A            1,877,940
                         12/1/2013
1,500,000                Colorado Student Obligation Bond Student Loan Senior Subordinated        A2/NR           1,541,805
                         Series B,6.20% due 12/1/2008
960,000                  Colorado Student Obligation Bond Authority Student Loan Revenue Series   A/NR            984,816
                         B,5.90% due 9/1/2002
2,000,000                Dawson Ridge Met District 1, 0% due 10/1/2022                            Aaa/NR          454,000
2,830,000                Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre          A1/NR           3,294,035
                         SchoolDistrict R1 Project)
2,500,000                Mesa Valley School District Certificate of Participation Series B,       Aaa/AAA         2,606,575
                         6.875%due 12/1/2005 (Insured: FSA)
220,000                  Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05%      A/NR            227,513
                         due8/1/2009
Connecticut              (0.90%)
2,470,000                Bristol Resource Recovery Facility Operating Committee - Solid           A2/NR           2,503,394
                         WasteRevenue Refunding Series 1995, 6.125% due 7/1/2003 (Ogden Martin
                         at BristolProject)
75,000                   New Britain Senior Citizen Housing Development Mortgage Revenue          NR/AAA          76,607
                         RefundingSeries A, 6.50% due 7/1/2002 (Nathan Hale Apartments Project;
                         Insured: FHA)
500,000                  Stratford General Obligation Series 1992, 7.15% due 3/1/2003             NR/NR           522,300
500,000                  Stratford General Obligation Series 1992, 7.20% due 3/1/2004             NR/NR           522,520
Delaware                 (0.90%)
3,235,000                Delaware Transportation Authority System Revenue, 6.25% due 7/1/2004     A1/AA           3,366,017
District of Columbia     (2.40%)
3,000,000                District Columbia Refunding Series B, 6.00% due 6/1/2015                 Aaa/AAA         3,152,700
1,000,000                District of Columbia Certificate of Participation Series 1993, 7.30%     NR/BBB-         1,049,320
                         due1/1/2013
55,000                   District of Columbia HFA Mortgage Revenue Refunding, 6.00% due           Aaa/AAA         55,223
                         7/1/2002(Insured: MBIA)
600,000                  District of Columbia Hospital Revenue, 5.375% due 8/15/2015              Aaa/AAA         595,620
1,295,000                District of Columbia Hospital Revenue (Medlantic Healthcare Group)       Aaa/AAA         1,349,843
                         Series1997-A, 6.00% due 8/15/2004 (Insured: MBIA)
1,000,000                District of Columbia Hospital Revenue (Medlantic Healthcare Group)       Aaa/AAA         1,048,450
                         Series1997-A, 6.00% due 8/15/2005 (Insured: MBIA)
295,000                  District of Columbia Housing Mortgage Revenue, 5.30% due 12/1/2009       NR/AAA          294,006
490,000                  District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003           Aaa/NR          503,387
325,000                  District of Columbia Revenue, 0% due 2/15/2002 (Assoc. of American       NR/AA-          294,466
                         MedicalColleges)
250,000                  District of Columbia Revenue, 0% due 2/15/2004 (Assoc. of American       NR/AA-          202,780
                         MedicalColleges)
510,000                  District of Colunbia Un-refunded Balance Refunding A, 5.75% due          Baa3/BBB        520,139
                         6/1/2003
Florida                  (3.30%)
1,155,000                Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke       NR/NR           1,106,340
                         ParkApts Project; LOC: Florida Housing Finance Corp.)
1,000,000                Dade County General Obligation, 7.00% due 10/1/2006 (Insured: AMBAC)     Aaa/AAA         1,112,760
110,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10%          Aaa/NR          113,720
                         due4/1/2006 (GNMA Guaranteed)
110,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10%          Aaa/NR          113,979
                         due10/1/2006 (GNMA Guaranteed)
2,320,000                Enterprise Community Development District Assessment Bonds, 6.00%        Aaa/AAA         2,401,850
                         due5/1/2010 (Insured: MBIA)
110,000                  Florida Board of Education Cap Outlay, 9.125% due 6/1/2014               Aaa/AAA         145,023
690,000                  Florida Board of Education Cap Outlay, 9.125% due 6/1/2014               Aa2/AA+         919,597
1,460,000                Florida Board Of Education Capital Outlay Refunding Public Education     Aa2/AA+         1,483,929
                         SeriesD, 5.75% due 6/1/2018  (when issued)
320,000                  Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/2007        Baa1/NR         341,510
                         (NationalBenevolent Association Project)
100,000                  Lee County Hospital Board Director's Revenue Series A, 5.70% due         Aaa/AAA         101,366
                         4/1/2001(Lee Memorial Hospital Project; Insured: MBIA)
500,000                  Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014           Aaa/AAA         645,995
                         (Insured:FGIC)
150,000                  Osceola County Health Facilities Revenue Series 1994, 5.75% due          Aaa/AAA         154,661
                         5/1/2004(Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)
2,000,000                Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put      NR/AA           2,014,220
                         6/1/08(Cypress Trail Apartments  Project; Guaranty: Axa Reinsurance)
650,000                  Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004                Aaa/AAA         683,449
1,405,000                South Broward Hospital District Revenue, 7.50% due 5/1/2008              Aaa/AAA         1,531,647
                         (Insured:AMBAC)
Georgia                  (0.20%)
250,000                  Georgia Municipal Electric Authority Power Revenue Series Y, 10.00%      A3/A            335,568
                         due1/1/2010
1,495,000                Richmond County Development Authority Revenue, 0% due 12/1/2021          Aaa/NR          332,488
Hawaii                   (0.50%)
1,400,000                Hawaii Department Budget & Finance, 5.35% due 7/1/2018 (Wilcox           NR/BBB+         1,128,722
                         MemorialHospital Project)
970,000                  Hawaii Housing Finance Development Corporation Series B, 5.85% due       Aa1/AA          975,946
                         7/1/2017
Idaho                    (1.10%)
1,060,000                Boise City Industrial Development Corporation, 5.05% due                 A1/NR           1,011,728
                         12/15/2006(Western Trailer Company Project)
985,000                  Boise City Industrial Development Corporation, 5.40% due                 A1/NR           943,433
                         12/15/2009(Western Trailer Company Project; LOC: First Security)
1,000,000                Idaho Housing & Finance Association Single Family Mortgage Revenue,      Aaa/NR          1,001,610
                         5.70%due 7/1/2016
345,000                  Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875%     Aa1/AA          352,517
                         due1/1/2021
955,000                  Idaho Student Loan Series 1992-B, 6.00% due 4/1/2000                     NR/NR           955,000
Illinois                 (9.00%)
1,930,000                Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00%          NR/BBB-         2,167,294
                         due12/1/2010
300,000                  Central Lake County Joint Action Water Agency Series 1991, 0% due        Aaa/AAA         230,751
                         5/1/2005(Insured: MBIA)
800,000                  Champaign County Community Unit Series C, 0% due 1/1/2011                Aaa/AAA         438,136
2,285,000                Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014   NR/A            2,078,596
4,000,000                Cook County Community Collection Dist 508, 7.70% due 12/1/2005           Aaa/AAA         4,521,800
                         (Insured:MBIA)
655,000                  Du Page County School District Capital Appreciation, 0% due 2/1/2010     Aaa/NR          385,651
500,000                  Illinois Development Financing Authority, 7.125% due 3/15/2007           NR/A-1          528,530
                         (Children'sHome & Aid Society Project; LOC: American National Bank of
                         Chicago)
2,400,000                Illinois Development Financing Authority Debt Restructuring Revenue      NR/A            2,588,136
                         Series1994, 7.25% due 11/15/2009 (East St. Louis Project)
320,000                  Illinois Educational Facilities Authority Revenue, 7.125% due 7/1/2011   A1/NR           336,083
230,000                  Illinois Educational Facilities Authority Revenues Pre-refunded          Aaa/AAA         245,502
                         LoyolaUniversity A, 6.00% due 7/1/2011
770,000                  Illinois Educational Facilities Authority Revenues Unrefunded            Aaa/AAA         813,158
                         BalanceLoyola A, 6.00% due 7/1/2011
230,000                  Illinois Educational Facilities Authority Revenues Pre-refunded          Aaa/AAA         245,419
                         LoyolaUniversity A, 6.00% due 7/1/2012
770,000                  Illinois Educational Facilities Authority Revenues Unrefunded            Aaa/AAA         813,767
                         BalanceLoyola A, 6.00% due 7/1/2012
1,500,000                Illinois Educational Facilities Authority Revenues Midwestern            NR/A            1,400,445
                         University B,5.50% due 5/15/2018
1,000,000                Illinois Health Facilities Authority Revenue Series 1992, 7.00%          Baa2/BBB+       1,043,040
                         due7/1/2002 (Trinity Medical Center Project)
103,000                  Illinois Health Facilities Authority Revenue Series A, 7.60% due         Aaa/AAA         115,284
                         8/15/2010(Insured: FSA)
693,000                  Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010        Aaa/AAA         714,220
                         (Insured:FSA)
1,900,000                Illinois Health Facilities Authority Revenue, 5.75% due                  Aaa/AAA         1,938,019
                         8/15/2013(Childrens Memorial Hospital Series A Project)
870,000                  Illinois Health Facilities Authority Revenue Series A, 6.10% due         Aa2/AA+         887,844
                         8/15/2014(Northwestern Memorial Hospital Project)
1,250,000                Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25%   A2/A            1,231,837
                         due11/15/2019
500,000                  Illinois Health Facilities Authority Revenue Refunding Series 1992,      Baa2/BBB        512,430
                         7.00%due 1/1/2007 (Mercy Hospital Project)
1,525,000                Illinois University Auxiliary Facilities System Revenue Series 1992,     Aaa/AAA         1,422,200
                         0% due10/1/2001 (Insured: MBIA)
1,000,000                Lake County Community Consolidated School District 73, 9.00% due         Aaa/NR          1,191,570
                         1/1/2006(Insured: FSA)
710,000                  McHenry County School District Woodstock General Obligation, 6.80%       Aaa/AAA         765,834
                         due1/1/2006 (Insured: FSA)
200,000                  Rock Island Residential Mortgage Revenue, 7.70% due 9/1/2008             Aa/NR           206,620
800,000                  Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006        Aa3/NR          891,776
1,170,000                Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014                  Aaa/AAA         1,160,125
1,600,000                Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019                  Aaa/AAA         1,584,128
1,000,000                Southwestern Illinois Development Authority Medical Facilities Series    Baa2/BBB+       1,063,040
                         A,7.00% due 8/15/2012
500,000                  Southwestern Illinois Development Authority Revenue, 5.375% due          Baa2/BBB+       412,500
                         8/15/2015
750,000                  Springfield Electric Revenue, 6.50% due 3/1/2008                         Aa3/A-          818,670
300,000                  St. Clair County Series A, 5.30% due 10/1/2012                           Aaa/AAA         295,158
1,715,000                Sterling Special Facilities Revenue, 6.00% due 9/1/2014                  NR/A            1,695,363
100,000                  Will & Kendall Counties Community School District 202 General            Aaa/AAA         100,820
                         Obligation,5.45% due 1/1/2005 (Insured: AMBAC)
Indiana                  (6.20%)
895,000                  Allen County Economic Development First Mortgage Indiana Institute       NR/NR           871,963
                         OfTechnology, 5.80% due 12/30/2012
540,000                  Brownsburg Multi School Building Corp First Mortgage Bonds, 9.90%        NR/A            657,828
                         due7/1/2005  (ETM)
355,000                  Carmel Economic Development Revenue Refunding FHA Loan Cool Creek,       Aa/NR           362,476
                         5.875%due 9/1/2005
665,000                  Danville Community Elementary School Building Corporation, 6.75%         NR/NR           698,895
                         due1/15/2004
1,515,000                Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015               NR/BBB+         1,525,711
1,910,000                Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016               NR/BBB+         1,929,539
350,000                  East Chicago Elementary School Building First Mortgage Series A, 6.25%   NR/A            370,297
                         due7/5/2008
1,000,000                Gary Building Corporation - Lake County First Mortgage Series 1994-B,    NR/NR           1,084,590
                         8.25%due 7/1/2010 (Sears Building Project)
1,020,000                Goshen Chandler School Building Capital Appreciation Refunding, 0%       Aaa/AAA         569,231
                         due1/15/2011
255,000                  Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008                   NR/A            269,114
2,600,000                Hamilton Southeastern North Delaware School Building, 6.25% due          Aaa/AAA         2,764,658
                         7/15/2006
700,000                  Indiana Bond Bank Special Program Series 1991-F, 7.00% due 8/1/2007      NR/A+           726,523
885,000                  Indiana Public School Building Corp First Mortgage, 6.00% due 1/5/2007   NR/AA           929,985
910,000                  Indiana Public School Building Corp First Mortgage, 6.00% due 7/5/2007   NR/AA           959,094
1,065,000                Indiana State Educational Facilities Authority Revenue, 5.65% due        NR/A-           1,033,359
                         10/1/2015(University Indianapolis Project)
1,025,000                Indiana State Educational Facilities Authority Revenue, 5.70% due        NR/A-           994,947
                         10/1/2016(University Indianapolis Project)
500,000                  Indianapolis Economic Development Revenue, 5.50% due 6/1/2014            Aa3/NR          498,500
740,000                  Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009         Aa2/AA-         448,396
1,195,000                Lake Central Multi District School Building Mortgage Revenue Series      NR/A            1,253,973
                         1992-B,6.25% due 1/15/2004
1,880,000                Noblesville High School Building Corp First Mortgage Bonds, 5.75%        Aaa/AAA         1,951,158
                         due1/5/2007 (Insured: AMBAC)
645,000                  North Lawrence Multi School Building Corp Revenue, 6.30% due 7/1/2003    NR/A            668,162
1,000,000                Penn High School Building Corporation Series 1992, 6.00% due 6/15/2003   NR/A            1,026,810
1,375,000                Seymour Community High School Refunding First Mortgage, 5.50% due        Aaa/AAA         1,409,980
                         7/5/2009
730,000                  Warrick County Multi Family Housing Revenue, 5.00% due 10/1/2029         NR/NR           730,000
                         put10/1/00 (Village Community Partners Project)
Iowa                     (1.50%)
185,000                  Council Bluffs General Obligation Series B, 5.35% due 6/1/2004           NR/NR           185,585
300,000                  Hills Revenue Refunding Mercy Hospital Iowa City, 5.00% due 8/15/2013    Aaa/AAA         281,049
3,350,000                Iowa Department General Services Certificate of Participation Series     Aaa/AAA         3,505,071
                         1992,6.50% due 7/1/2006 (Insured: AMBAC)
2,000,000                Iowa Finance Authority Revenue, 6.00% due 12/1/2018                      Aa3/AA-         1,971,120
Kansas                   (1.10%)
4,200,000                Wichita Hospital Revenue Refunding Improvement Series XI, 6.75%          NR/A+           4,385,388
                         due11/15/2019
Kentucky                 (2.20%)
1,000,000                Erlanger Improvement Assessment, 7.375% due 8/1/2010 (Public             NR/NR           1,025,310
                         Improvement1993 Project; LOC: PNC Bank of Ohio)
2,160,000                Fulton County Industrial Building Revenue Series 1995, 7.20% due         NR/NR           1,543,104
                         2/1/2003(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)
2,020,000                Fulton County Industrial Building Revenue Series 1995, 7.60% due         NR/NR           1,425,231
                         2/1/2007(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)
1,665,000                Hickman Industrial Building Revenue, 6.95% due 8/1/2009 (H.I.S. Jeans    NR/NR           1,172,476
                         ofKentucky Project)
750,000                  Kentucky Turnpike Authority Recovery Revenue, 6.00% due 7/1/2009         Aaa/AAA         750,960
                         (Insured:MBIA)
465,000                  Muhlenberg County Industrial Development, 7.00% due 9/1/2001             NR/A            468,985
                         (HarscoCorporation Project)
1,120,000                Paintsville First Mortgage Revenue Refunding Series 1991, 8.65%          NR/NR           1,174,074
                         due9/1/2005 (Paul B. Hall Medical Center Project)
935,000                  Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013                   NR/NR           888,951
Louisiana                (3.00%)
455,000                  Calcasieu Parish Industrial Development Board Pollution Control          Baa2/BBB-       456,934
                         Revenue,7.80% due 12/1/2005 (Cities Service Corporation Project)
16,165                   East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25%    Aaa/AAA         16,009
                         due2/25/2011 (GNMA Collateralized)
1,250,000                Jefferson Parish Drainage Improvement Refunding, 6.15% due               NR/AAA          1,319,237
                         9/1/2005(Insured: FGIC)
250,000                  Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019          NR/AA           253,828
                         (CarlyleApts. Project; LOC: United Bank of Switzerland)
6,666,667                Louisiana Public Facilities Authority Revenue Refinancing, 8.00%         NR/NR           5,333,333
                         due10/1/2009 (Schwegman Westside Expressway Project)(a)
6,400,000                Orleans Parish School Board, 0% due 2/1/2008  (ETM)                      Aaa/AAA         4,024,832
Maine                    (0.10%)
410,000                  Maine Student Loan Revenue Refunding, 6.90% due 11/1/2003                A/NR            419,438
Maryland                 (0.30%)
935,000                  Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024     NR/BBB          980,488
                         put12/1/03 (Twin Coves Apartment Project; Hud Section 8)
Massachusetts            (2.50%)
275,000                  Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50%   Baa3/BBB        292,284
                         due10/15/2011
330,000                  Holyoke General Obligation School Project Loan Act of 1948, 7.35%        Baa1/NR         343,352
                         due8/1/2002 pre-refunded 8/1/01
1,000,000                Holyoke General Obligation School Project Loan Act of 1948, 7.65%        Baa1/NR         1,060,210
                         due8/1/2009
1,475,000                Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015   NR/NR           1,322,220
500,000                  Massachusetts Health & Education Facilities Authority Revenue, 6.25%     Baa3/NR         485,905
                         due7/1/2004
500,000                  Massachusetts Health & Education Facilities Authority Revenue, 6.625%    Aaa/NR          530,265
                         due11/15/2022
2,510,000                Massachusetts Housing Finance Authority Insured Rental Housing           Aaa/AAA         2,538,689
                         Series1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000                Massachusetts Industrial Financing Agency Revenue Series A, 6.125%       Aaa/AAA         1,883,416
                         due12/1/2011 (Insured: MBIA)
1,000,000                Massachusetts Industrial Financing Authority Revenue Refunding           Baa1/BBB+       1,015,170
                         Series1993-A, 6.15% due 7/1/2002 (Massachusetts Refusetech Project)
Michigan                 (4.60%)
455,000                  Auburn Hills Economic Limited Obligation Revenue Refunding and           NR/NR           457,093
                         Improvement,6.15% due 12/1/2005 (Foamade Industries Project; LOC:
                         Michigan NationalBank)
500,000                  Detroit Unlimited Tax General Obligation, 8.00% due 4/1/2011             Baa1/AAA        527,810
                         pre-refunded4/1/01 @ 102
1,000,000                Flint Hospital Building Authority Revenue, 5.375% due 7/1/2018 (Hurley   NR/A            890,460
                         MedCenter Project)
2,450,000                Flint Refunding Tax Increment General Obligation Fin Auth, 6.125%        Baa3/BBB        2,488,759
                         due6/1/2006
1,000,000                Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013   Aaa/AAA         1,153,350
965,000                  Kent Hospital Finance Authority Revenue Refunding Series 1992, 6.20%     Aaa/AAA         998,833
                         due11/1/2002 (Pinerest Christian Hospital Project; Insured: FGIC)
2,350,000                Michigan Higher Education Facilities Authority Refunding Limited         NR/A+           2,229,586
                         ObligationThomas M Cooley, 5.35% due 5/1/2015
1,000,000                Michigan Housing Development Authority Rental Revenue, 4.85% due         NR/A+           1,025,150
                         4/1/2004(Insured: AMBAC)
500,000                  Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50%          Aaa/AAA         521,125
                         due9/15/2007 (Greenwood Villa Project; Insured: FSA)
1,100,000                Michigan Strategic Fund Refunding Series B, 5.125% due 9/1/2013          Aa3/NR          1,024,573
                         (HopeNetwork Project)
1,215,000                Michigan Strategic Fund Limited Obligation Refunding Revenue Series      NR/NR           1,261,170
                         1992,6.25% due 8/15/2004 (Environmental Research Institute Project)
2,000,000                Pontiac Federal Building Authority Refunding, 6.00% due 4/1/2006         Aaa/AAA         2,105,760
                         (Insured:FSA)
1,530,000                Southfield Economic Development Corporation Refunding Revenue N.W.       NR/NR           1,547,779
                         12Limited Partneship, 7.25% due 12/1/2010
1,025,000                Wayne County Building Authority Limited Tax General Obligation Sinking   A3/A-           1,099,876
                         FundSeries 1992-A, 7.80% due 3/1/2005 pre-refunded 3/1/02 @ 102
225,000                  Wayne County Downriver System Sewage Disposal Series A, 7.00% due        A3/BBB-         238,943
                         11/1/2013
Minnesota                (0.20%)
820,000                  Monticello Pollution Control Revenue Northern States Power Co., 5.375%   A1/AA           821,189
                         due2/1/2003
Mississippi              (1.60%)
3,300,000                Adams County Hospital Revenue Series 1991, 7.90% due 10/1/2008           Aaa/NR          3,520,440
                         (JeffersonDavis Memorial Hospital Project)
1,500,000                Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009    A/NR            1,553,190
200,000                  Mississippi Hospital Equipment and Facilities Revenue Series A, 7.25%    Aaa/AAA         200,512
                         due5/1/2000 (Baptist Medical Center Project; Insured: MBIA) (ETM)
1,000,000                Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush         Baa3/AAA        1,043,830
                         FoundationProject; Guaranteed: Connie Lee)
Missouri                 (0.80%)
650,000                  Missouri Health and Education Facilities Authority, 0% due               NR/NR           581,003
                         7/1/2002(Missouri Baptist Medical Center Project) (ETM)
2,365,000                St. Louis Board of Education General Obligation, 8.50% due               Aaa/AAA         2,673,183
                         4/1/2004(Insured: FGIC)
Montana                  (0.20%)
790,000                  Montana Higher Education Student Assistance Corp Series 1992-B, 7.05%    A/NR            829,137
                         due6/1/2004
Nebraska                 (0.20%)
750,000                  Clay County Industrial Development Revenue, 5.25% due 3/15/2014          NR/NR           682,763
                         (HybridsCooperative Project)
Nevada                   (0.50%)
370,000                  Clark County Certificate of  Participation, 5.75% due 3/17/2001          A/NR            371,835
                         (UniversityMedical Center Project)
2,600,000                Washoe County Capital Appreciation Reno Sparks Series B, 0% due          Aaa/AAA         1,383,096
                         7/1/2011
New Hampshire            (0.20%)
1,000,000                New Hampshire Higher Educational Health, 5.25% due 10/1/2018             NR/A            899,340
                         (FranklinPierce College Project; Insured: ACA)
New Jersey               (0.40%)
280,000                  Cape May County Municipal Utilities Authority, 6.60% due 8/1/2003        A1/A+           292,841
345,000                  New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for      A3/A            355,919
                         LivingDevelopment Project; LOC: Midlantic National Bank)
500,000                  New Jersey Health Care - Kennedy Health Systems Obligation Group B  ,    Aaa/AAA         521,620
                         5.75%due 7/1/2008 (Insured: MBIA)
325,000                  New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00%    A/NR            337,129
                         due7/1/2005
New Mexico               (0.30%)
590,000                  Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Norwest      NR/AA-          593,151
                         Bank)
600,000                  Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Norwest      NR/AA-          603,930
                         Bank)
New York                 (2.50%)
300,000                  Allegheny County IDA Civic Facilities, 7.10% due 9/1/2001                Baa1/NR         309,990
                         (AlfredUniversity Project)
1,000,000                Nassau Health Care Corporation, 6.00% due 8/1/2011                       Aaa/AAA         1,065,130
1,000,000                New York City General Obligation Refunding Series B, 7.50% due           A3/A-           1,025,270
                         2/1/2001
1,000,000                New York City General Obligation Series A, 6.25% due 8/1/2008            A3/A-           1,065,120
1,935,000                New York City General Obligation Series E, 6.00% due 8/1/2008            Aaa/AAA         2,051,352
                         (Insured:FGIC)
500,000                  New York Dormitory Authority Revenue Series B, 6.25% due 5/15/2014       Aaa/AAA         535,015
                         pre-refunded 5/15/04 @ 102
1,130,000                New York Dormitory Authority Revenues, 5.00% due 7/1/2014 (St.           NR/AA           1,049,261
                         ThomasAquinas College Project)
250,000                  New York Housing Finance Agency SVC Contract Obligation Rev. Series      Baa1/A          254,210
                         A,6.375% due 9/15/2015
1,500,000                New York Local Government Assistance Corporation Series 1992, 6.875%     Aaa/AA-         1,590,405
                         due4/1/2006
600,000                  Oneida County Industrial Development Agency Rev Refunding, 5.00%         A1/NR           547,062
                         due3/1/2014
100,000                  Onondaga County Industrial Development Civic Facilities Revenue, 7.90%   NR/A+           105,543
                         due1/1/2017  pre-refunded 1/1/03 @ 103 (LOC: Fleet Trust Company)
5,000                    Valley Health Development Corporation Mortgage Revenue Series 1990-A,    NR/AAA          5,054
                         7.85%due 2/1/2002 (Insured: FHA)
North Carolina           (0.50%)
650,000                  Craven County Industrial Facilities Pollution Control Financing          NR/NR           670,624
                         AuthoritySolid Waste Revenue, 7.875% due 6/1/2005 (Weyerhaeuser
                         Company Project)
1,200,000                North Carolina Eastern Municipal Power Refunding Series A, 5.70%         Aaa/AAA         1,221,384
                         due1/1/2013
North Dakota             (0.10%)
365,000                  Grand Forks Health Care System Revenue Bonds Series 1997, 6.25%          Aaa/AAA         386,955
                         due8/15/2006 (Altra Health Systems Obligated Group Project; Insured:
                         MBIA)
Ohio                     (2.60%)
495,000                  Bellefontaine Hospital Facility Revenue and Refunding Series 1993,       NR/BBB          501,237
                         6.00%due 12/1/2002 (Mary Rutan Health-Logan County Project)
250,000                  Bowling Green State University General Receipts Series 1991, 6.70%       A2/A            260,045
                         due6/1/2007
1,000,000                Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured:   Aaa/AAA         1,070,630
                         FSA)
1,000,000                Cleveland Certificate of Participation, 7.10% due 7/1/2002 (Motor        A3/A-           1,014,310
                         Vehicle &Community Equipment Project)
1,000,000                Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00%      NR/NR           1,090,480
                         due9/15/2012
1,500,000                Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due          NR/NR           1,466,610
                         1/1/2018put 1/1/03 (Pelton Retirement Community Project; LOC: First
                         National Bankof Ohio)
1,100,000                Franklin County Health Care Revenue Series 1995-A, 6.00% due             Aa2/NR          1,123,419
                         11/1/2010(Heinzerling Foundation Project; LOC: BancOne - Columbus)
500,000                  Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project)          A3/NR           520,870
1,050,000                Hamiliton County Hospital Facilities Refunding Revenue Series 1992,      Aa2/NR          1,088,315
                         6.80%due 1/1/2008 (Episcopal Retirement Homes, Inc. Project; LOC:
                         Fifth/ThirdBank)
700,000                  Hamilton County Hospital Facilities Refunding Revenue Series 1992,       Aa2/NR          722,036
                         6.55%due 1/1/2003 (Episcopal Retirement Homes, Inc. Project; LOC:
                         Fifth/ThirdBank)
430,000                  Ohio Economic Development Rev. Series 1995-2, 5.60% due 6/1/2002         NR/A-           434,850
                         (WirtMetal Products Project)
760,000                  Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70%     Aaa/NR          773,938
                         due10/20/2012
Oklahoma                 (1.40%)
1,020,000                Oklahoma City Municipal Impt Authority, 0% due 7/1/2008 (Insured:        Aaa/AAA         646,200
                         AMBAC)
195,000                  Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007            Aaa/AAA         130,935
1,015,000                Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011            Aaa/AAA         540,528
1,485,000                Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013            Aaa/AAA         696,183
55,000                   Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625%         NR/AAA          55,652
                         due7/1/2001 (FNMA Guaranteed)
785,000                  Pushmataha County Town of Antlers Hospital Authority Revenue Series      NR/NR           823,057
                         1991,8.75% due 6/1/2006
1,485,000                Tulsa Industrial Development Authority Hospital Revenue, 6.10%           Aa3/AA          1,570,224
                         due2/15/2009 (Medical Center Project)
500,000                  Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due         Aaa/AAA         510,985
                         11/1/2006(Ogden Martin Project; Insured: AMBAC)
500,000                  Woodward Municipal Hospital Authority Revenue Series 1994, 8.25%         NR/NR           529,780
                         due11/1/2009
Oregon                   (1.70%)
1,025,000                Albany Hospital Facility Authority Gross Revenue and Refunding Series    NR/NR           1,028,833
                         1994,7.00% due 10/1/2005 (Mennonite Home Project)
2,755,000                Clackamas County Hospital Facility Refunding Odd Fellows Home Series     NR/NR           2,425,199
                         A,5.70% due 9/15/2013
900,000                  Oregon Economic Development Department Revenue Series CLII, 7.00%        Aa2/NR          929,817
                         due12/1/2002 (Smokecraft Project; LOC: Seafirst Bank)
1,070,000                Oregon Economic Development Department Revenue Series CLII, 7.70%        Aa2/NR          1,131,825
                         due12/1/2014 (Smokecraft Project; LOC: Seafirst Bank)
1,000,000                Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/2009       NR/NR           1,042,670
                         (AshGrove Cement Project)
Pennsylvania             (3.80%)
500,000                  Allegheny County Hospital Development, 7.00% due 8/1/2015                NR/CCC          458,215
2,050,000                Allegheny County Hospital Revenue, 6.00% due 4/1/2006 (University        Aaa/AAA         2,141,122
                         ofPittsburgh Hospital; Insured: MBIA)
1,880,000                Beaver County Hospital Revenue, 6.60% due 7/1/2004 (Insured: AMBAC)      Aaa/AAA         1,987,461
575,000                  Chartiers Valley School District Capital Appreciation Refunding Series   Aaa/AAA         401,517
                         2,0% due 3/1/2007  (ETM)
2,800,000                Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004 crossover         Aaa/AAA         2,893,632
                         refunded6/1/01 @ 101 (Insured: FSA)
800,000                  Harrisburg Authority Lease Revenue Series 1991, 6.625% due               Aaa/AAA         827,872
                         6/1/2006crossover refunded 6/1/01 @ 101 (Insured: Capital Guaranty)
785,000                  Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due             Aaa/AAA         825,561
                         11/15/2007
218,486                  Lehigh County Industrial Development Authority Revenue, 7.45% due        Ba3/NR          218,576
                         8/1/2001(Kresge Company Project)
800,000                  McKeesport Area School District Series B, 0% due 10/1/2004               NR/A            633,592
1,000,000                Montgomery County Industrial Development Authority Revenue, 7.50%        NR/A+           1,028,080
                         due1/1/2012
400,000                  Northeastern Pennsylvania Hospital & Education Authority Series A,       Aaa/AAA         419,984
                         6.30%due 1/1/2005 (Insured: AMBAC)
970,000                  Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004       Aaa/AAA         1,032,904
                         (ETM)
750,000                  Pine Richland School District, 0% due 9/1/2003 (Insured: AMBAC)          Aaa/AAA         638,430
1,000,000                Scranton Lackawanna Health & Welfare Authority, 7.125% due 1/15/2013     NR/NR           990,770
Rhode Island             (0.90%)
595,000                  Pawtucket Public Building Authority Water System Revenue, 7.45%          Aaa/NR          627,749
                         due7/1/2005
680,000                  Providence Public Building Authority Revenue, 7.10% due 12/1/2003        Baa2/NR         718,576
                         (VeazieStreet School and Modular Classroom Project)
1,000,000                Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014   NR/AAA          1,003,160
355,000                  Rhode Island Health & Educational Building Corporation Series 1991,      NR/AAA          371,039
                         7.10%due 11/1/2002 (South County Hospital Project)
720,000                  West Warwick General Obligation, 5.90% due 1/1/2005 (Insured: MBIA)      Aaa/AAA         739,865
South Carolina           (0.50%)
950,000                  Florence County Certificate of Participation Series, 6.00% due           Aaa/AAA         986,717
                         3/1/2008
860,000                  Medical University Hospital Facilities Revenue, 6.00% due 7/1/2014       A3/A            853,404
South Dakota             (0.10%)
500,000                  South Dakota Student Loan Series 1991-A, 7.60% due 8/1/2004              NR/A+           528,255
Tennessee                (0.40%)
900,000                  Carroll County Industrial Development Board Refunding Revenue Series     NR/NR           637,605
                         1995,7.20% due 4/1/2005 (Henry I Siegel Company Project; Guarantee:
                         CHIC byH.I.S.)
395,000                  Carroll County Industrial Development Resource, 7.00% due 4/1/2001       NR/NR           292,699
                         (Henry ISiegel Company Project; Guarantee: CHIC by H.I.S.)
155,000                  Copperhill Industrial Development Board, 7.80% due 12/1/2000 (City       Baa2/BBB-       155,842
                         ServicesCompany Project)
1,900,000                Metropolitan Government Nashville & Davidson County H & E Facilities     Aaa/NR          468,996
                         BoardRevenue, 0% due 6/1/2021
Texas                    (9.30%)
1,130,000                Carroll Independent School District Capital Appreciation Refunding, 0%   Aaa/AAA         623,150
                         due2/15/2011
135,000                  Chimney Hill Municipal Utility District Waterworks and Sewer             NR/NR           137,249
                         SystemUnlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/2011
865,000                  Chimney Hill Municipal Utility District Waterworks and Sewer             NR/NR           880,423
                         SystemUnlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/2011
750,000                  Clay Road Municipal Utility District Unlimited Tax and Revenue Series    NR/NR           760,042
                         1991,7.625% due 9/1/2011
1,000,000                Conroe Independent School District Refunding Series 1992, 0% due         Aaa/AAA         769,540
                         2/1/2005(PSF Guaranteed)
1,000,000                Conroe Independent School District Refunding Series 1992, 0% due         Aaa/AAA         765,000
                         2/1/2005(PSF Guaranteed)
5,000,000                Coppell Independent School District Capital Appreciation Refunding, 0%   NR/AAA          2,349,000
                         due8/15/2013
2,690,000                Denison Hospital Authority Hospital, 6.125% due 8/15/2012 (Texoma        NR/BBB-         2,429,985
                         MedicalCenter Incorporated Project)
3,750,000                El Paso Independent School District Capital Appreciation Refunding, 0%   Aaa/AAA         2,123,212
                         due8/15/2010
2,500,000                El Paso Independent School District Capital Appreciation Refunding, 0%   Aaa/AAA         1,332,550
                         due8/15/2011
460,000                  El Paso Multi Family Housing Revenue Series A, 6.00% due 12/1/2001       A1/NR           463,938
590,000                  El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/2002       A1/NR           597,605
2,460,000                Ennis Independent School District Refunding, 0% due 8/15/2012            Aaa/NR          1,240,652
2,490,000                Ennis Independent School District Refunding, 0% due 8/15/2013            Aaa/NR          1,169,802
2,525,000                Ennis Independent School District Refunding, 0% due 8/15/2014            Aaa/NR          1,110,166
215,000                  Harris County Flood Control District, 0% due 10/1/2006                   Aa1/AA          139,475
570,000                  Harris County Municipal Utility District 118 Unlimited Tax and           Aaa/AAA         450,790
                         RevenueRefunding Series 1992, 0% due 3/1/2004 (Insured: MBIA)
525,000                  Harris County Municipal Utility District 118 Unlimited Tax and           Aaa/AAA         386,904
                         RevenueRefunding Series 1992, 0% due 3/1/2005 (Insured: MBIA)
880,000                  Houston Water Conveyance System Contract Certificate of                  Aaa/AAA         957,352
                         ParticipationSeries F, 7.20% due 12/15/2004 (Insured: AMBAC)
465,000                  Hunt Memorial Hospital District, 0% due 2/15/2001                        A/A             446,219
2,000,000                Leander Independent School District Unlimited Tax School Building        Aaa/NR          1,575,960
                         &Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
800,000                  Mesquite General Obligation, 0% due 2/15/2002                            Aa3/AA-         728,280
800,000                  Midland County Hospital District Revenue Series 1991, 0% due 6/1/2007    NR/A-           520,552
1,000,000                Midlothian Independent School District Capital Appreciation Refunding,   Aaa/NR          522,680
                         0%due 2/15/2012
1,000,000                Midlothian Independent School District Capital Appreciation Refunding,   Aaa/NR          410,800
                         0%due 2/15/2015
1,100,000                Midlothian Independent School District Capital Appreciation Refunding,   Aaa/NR          421,982
                         0%due 2/15/2016
2,400,000                North Central Texas Health Facility Development Series B, 5.75%          Aaa/AAA         2,465,160
                         due2/15/2015
500,000                  North Texas Higher Education Authority Series D, 6.30% due 4/1/2010      A/NR            512,285
600,000                  North Texas Higher Education Authority Student Loan Revenue, 6.30%       A/NR            614,952
                         due4/1/2009
715,000                  Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris             Aaa/AAA         746,439
                         MethodistHealth Systems Project; Insured: AMBAC)
2,500,000                Texarkana Health Facilities Hospital Refunding Series A, 5.75%           Aaa/AAA         2,576,400
                         due10/1/2011
2,000,000                Travis County Health Facilities Development Series A, 5.75% due          Aaa/AAA         2,075,540
                         11/15/2010(Ascension Health Credit Project)
500,000                  Trinity Water Revenue, 5.75% due 10/15/2000 (Livingston Project)         A/A+            500,615
870,000                  Waco Health Facilities Development Corporation  Series A, 6.00%          Aa2/AA          885,660
                         due11/15/2015
1,050,000                Waco Health Facilities Development Corporation  Series A, 6.00%          Aa2/AA          1,063,902
                         due11/15/2016
700,000                  Waller Consolidated Independent School District, 7.25% due 2/15/2010     Aaa/AAA         791,917
500,000                  West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017       NR/AA           508,465
Utah                     (2.20%)
2,000,000                Intermountain Power Agency Revenue, 0% due 7/1/2000  (ETM)               Aaa/AAA         1,978,720
1,000,000                Intermountain Power Agency Revenue 1986 Series B, 5.00% due 7/1/2016     A1/A+           908,610
335,000                  Ogden Neighborhood Development Agency Tax Increment Revenue, 0%          A3/NR           237,930
                         due12/30/2005
2,500,000                Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40%     Aa2/NR          2,557,850
                         due12/15/2018 put 12/15/03 (Summertree Project; LOC: First Security
                         Bank)
855,000                  Utah Housing Finance Agency Single Family Mortgage D 2 Class I, 5.85%    Aa2/AA-         867,654
                         due7/1/2015
1,990,000                Utah Housing Finance Agency, 6.05% due 7/1/2016                          NR/AAA          1,997,821
Virginia                 (2.00%)
500,000                  Arlinton County Industrial Development, 6.30% due 7/1/2016               NR/A            506,900
2,000,000                Hampton Redevelopment Housing Authority Multi Family Housing             Baa2/NR         2,096,680
                         RefundingSeries 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton
                         ApartmentsProject)
2,000,000                Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024         Baa2/NR         2,096,680
                         put7/1/04 (Chase Heritage @ Dulles Project)
665,000                  Virginia Beach General Obligation, 5.90% due 7/15/2008                   Aa1/AA          694,014
1,030,000                Virginia Housing Development Authority Series C-7, 5.40% due 1/1/2001    Aa1/AA+         1,033,543
1,000,000                Virginia Housing Development Authority Subordinated Series D-3, 6.05%    Aa1/AA+         1,027,490
                         due7/1/2013
250,000                  Virginia Housing Development Authority Series A, 7.10% due 1/1/2017      Aa1/AA+         255,553
Washington               (5.00%)
1,000,000                Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due          Aaa/AAA         1,037,670
                         9/1/2003(Insured: FGIC)
1,100,000                Clark County Industrial Revenue Solid Waste Transfer Stations Series     A1/NR           1,146,981
                         1991,7.50% due 12/15/2006 (Columbia Resource Company Project; LOC:
                         U.S. Bank ofOregon)
350,000                  Grant County Public Utility District 002 Wanapum Hydro Electric          Aaa/AAA         360,398
                         RevenueSeries C, 6.00% due 1/1/2003 (Insured: AMBAC)
415,000                  Grant County Public Utility District 002 Wanapum Hydro Electric          Aaa/AAA         435,057
                         RevenueSeries C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,500,000                Pilchuck Development Public Corporation IDRB Series 1993, 6.25%          A1/NR           1,518,240
                         due8/1/2010 (Little Neck Properties Project; LOC: U.S. Bancorp)
790,000                  Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002              A3/BBB+         810,801
870,000                  Washington General Obligation Series A, 6.60% due 2/1/2002               Aa1/AA+         898,327
1,500,000                Washington Health Care Facilities Refunding, 6.375% due 10/1/2010        Aaa/AAA         1,628,580
2,690,000                Washington Health Care Facilities, 5.50% due 12/1/2010                   Aaa/AAA         2,735,380
1,735,000                Washington Health Care Facilities, 6.00% due 12/1/2014                   Aaa/AAA         1,783,181
1,945,000                Washington Health Care Facilities, 6.00% due 12/1/2015                   Aaa/AAA         1,987,693
1,300,000                Washington Health Care Facilities Refunding, 5.125% due 8/15/2017        Aaa/AAA         1,201,967
                         (VirginiaMason Med Center A)
400,000                  Washington Health Care Facilities Authority Revenue, 7.875% due          NR/NR           416,720
                         12/1/2009(LOC: Allied Irish Banks)
500,000                  Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland          NR/AA           488,145
                         CenterProject)
1,000,000                Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland         NR/AA           975,710
                         CenterProject)
1,000,000                Washington Public Power Supply Capital Appreciation Refunding Ser B,     Aa1/AA-         534,290
                         0% due7/1/2011
500,000                  Washington Public Power Supply 2, 5.70% due 7/1/2008 (Nuclear            Aaa/AAA         516,890
                         Project;Insured: MBIA)
400,000                  Washington Public Power Supply System Series 1991-A, 6.75% due           Aaa/AA          418,400
                         7/1/2005(Project: 1)
960,000                  Washington Public Power Supply System, 0% due 7/1/2010 (Project: 3)      Aa1/AA-         545,021
West Virginia            (1.30%)
3,100,000                West Virginia Parkway Economic Development Tourism Authority Series      Aaa/AAA         3,081,648
                         1993,5.29% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
2,000,000                West Virginia Statewide Commission Lottery Revenue Series 1997-A,        Aaa/AAA         2,050,140
                         5.50% due7/1/2005 (Insured: MBIA)
Wisconsin                (1.40%)
245,000                  Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project;        NR/NR           249,422
                         SBAGuaranty)
1,000,000                Wisconsin Health and Education, 7.75% due 11/1/2015 (Hess Memorial       NR/NR           1,038,700
                         HospitalProject)
835,000                  Wisconsin Health and Educational Facilities, 5.25% due 12/15/2009        Aaa/AAA         828,671
1,200,000                Wisconsin Health and Educational Facilities, 5.50% due 2/15/2018         NR/A-           997,956
170,000                  Wisconsin Housing and Economic Development Series F, 7.40% due           Aa3/AA          176,939
                         7/1/2013
2,000,000                Wisconsin Housing and Economic Development Housing Series A, 5.875%      Aaa/AAA         1,964,580
                         due11/1/2016
U. S. Virgin Islands     (0.70%)
2,630,000                U.S. Virgin Islands Water & Power Authority Series A, 7.40% due          NR/NR           2,747,351
                         7/1/2011pre-refunded 7/01/01

                         TOTAL INVESTMENTS  (100%) (Cost $384,699,058)                                            $ 385,618,207


* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the highest grades by Moody's or S&P.

** The cost for federal income tax purpose is the same.

                         See notes to financial statements.



Class A Shares
Average Annual Total Returns (periods ending 3/31/00)(at max. offering price)
                   One year:         (3.01)%
                 Five years:          4.45%
 Since inception: (7/23/91):          5.86%

Class C Shares
Average Annual Total Returns (periods ending 3/31/00)
                   One year:         (1.50)%
                 Five years:          4.41%
  Since inception: (9/1/94):          4.46%